Income Taxes - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2015	Nov. 01, 2014	Oct. 31, 2015	Nov. 01, 2014	Jan. 31, 2015	Feb. 01, 2014
Income Tax Disclosure [Abstract]
Effective tax rates	36.50%	38.40%	37.50%	38.40%	38.40%	36.60%